UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Index 400 Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

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                                                                                           INDEX
                                                                                            400
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
ASSETS:
     Investments in securities, market value  (1)                                   $      14,895,753
     Cash                                                                                       2,122
     Dividends receivable                                                                       8,622
     Receivable for investments sold                                                           50,172
                                                                                      ----------------
                                                                                      ----------------

     Total assets                                                                          14,956,669
                                                                                      ----------------
                                                                                      ----------------

LIABILITIES:

     Due to investment adviser                                                                  7,611
     Payable for investments purchased                                                         47,043
                                                                                      ----------------
                                                                                      ----------------

     Total liabilities                                                                         54,654
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $      14,902,015
                                                                                      ================
                                                                                      ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $         145,716
     Additional paid-in capital                                                            16,672,382
     Net unrealized depreciation on investments and futures contracts                         (26,676)
     Undistributed net investment income                                                        1,036
     Accumulated net realized loss on investments and futures contracts                    (1,890,443)
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $      14,902,015
                                                                                      ================
                                                                                      ================

NET ASSET VALUE PER OUTSTANDING SHARE                                               $           10.23
                                                                                      ================
                                                                                      ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           100,000,000
     Outstanding                                                                            1,457,155

(1)  Cost of investments in securities:                                             $      14,922,429

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          INDEX
                                                                                           400
                                                                                        PORTFOLIO
                                                                                      ---------------
                                                                                      ---------------

INVESTMENT INCOME:
    Interest                                                                        $            395
    Dividends                                                                                 79,660
                                                                                      ---------------
                                                                                      ---------------

    Total income                                                                              80,055
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

    Management fees                                                                           39,459
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT INCOME                                                                         40,596
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                         (36,023)
    Net realized loss on futures contracts                                                   (27,220)
    Change in net unrealized depreciation on investments                                   1,621,185
    Change in net unrealized depreciation on futures contracts                                 7,550
                                                                                      ---------------
                                                                                      ---------------

    Net realized and unrealized gain on investments and futures contracts                  1,565,492
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      1,606,088
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

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                                                                                INDEX 400
                                                                                PORTFOLIO
                                                                      ------------------------------
                                                                      ------------------------------
                                                                          2003             2002
                                                                      -------------     ------------
                                                                      ------------------------------
                                                                          UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                           $       40,596    $      88,241
    Net realized loss on investments                                       (36,023)      (1,261,091)
    Net realized loss on futures contracts                                 (27,220)         (32,155)
    Change in net unrealized depreciation on investments                 1,621,185       (1,727,853)
    Change in net unrealized depreciation on futures contracts               7,550          (26,250)
                                                                      -------------     ------------
                                                                      -------------     ------------

    Net increase (decrease) in net assets resulting from operations      1,606,088       (2,959,108)
                                                                      -------------     ------------
                                                                      -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                             (39,560)         (91,148)
    From net realized gains                                                                (339,789)
                                                                      -------------     ------------
                                                                      -------------     ------------

    Total distributions                                                    (39,560)        (430,937)
                                                                      -------------     ------------
                                                                      -------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                      833,785        4,607,718
    Reinvestment of distributions                                           39,560          430,937
    Redemptions of shares                                                 (609,396)     (32,750,805)
                                                                      -------------     ------------
                                                                      -------------     ------------

    Net increase (decrease) in net assets resulting from share             263,949      (27,712,150)
       transactions
                                                                      -------------     ------------
                                                                      -------------     ------------

    Total increase (decrease) in net assets                              1,830,477      (31,102,195)

NET ASSETS:
    Beginning of period                                                 13,071,538       44,173,733
                                                                      -------------     ------------
                                                                      -------------     ------------

    End of period  (1)                                              $   14,902,015    $  13,071,538
                                                                      =============     ============
                                                                      =============     ============

OTHER INFORMATION:

SHARES:

    Sold                                                                    91,211          422,625
    Issued in reinvestment of distributions                                  3,878           46,361
    Redeemed                                                               (66,417)      (2,998,087)
                                                                      -------------     ------------
                                                                      -------------     ------------

    Net increase (decrease)                                                 28,672       (2,529,101)
                                                                      =============     ============
                                                                      =============     ============

(1) Including undistributed net investment income                   $        1,036    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

INDEX 400 PORTFOLIO
FINANCIAL HIGHLIGHTS

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Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                             Six Months   Year Ended December 31,      Period Ended December 31,
                                               Ended     ------------------------------  -------------
                                                         ------------------------------  -----------
                                             June 30, 20032002       2001       2000       1999 +
                                             --------------------  ---------  ---------  -----------
                                             --------------------  ---------  ---------  -----------
                                                  UNAUDITED
Net Asset Value, Beginning of Period       $     9.15  $   11.16 $    11.65 $    10.69 $      10.00

Income from Investment Operations


Net investment income                            0.03       0.07       0.05       0.09         0.04
Net realized and unrealized gain (loss)          1.08      (1.76)     (0.22)      1.68         0.69
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Total Income (Loss) From Investment Operations   1.11      (1.69)     (0.17)      1.77         0.73
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Less Distributions

From net investment income                      (0.03)     (0.07)     (0.05)     (0.08)       (0.04)
From net realized gains                                    (0.25)     (0.27)     (0.73)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Total Distributions                             (0.03)     (0.32)     (0.32)     (0.81)       (0.04)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Net Asset Value, End of Period             $    10.23  $    9.15 $    11.16 $    11.65 $      10.69
                                             =========   ========  =========  =========  ===========
                                             =========   ========  =========  =========  ===========


Total Return                                   12.10% o  (15.26%)    (1.13%)    16.79%        7.30% o

Net Assets, End of Period ($000)           $   14,902  $  13,072 $   44,174 $   30,392 $     10,730

Ratio of Expenses to Average Net Assets         0.60% *    0.60%      0.60%      0.60%        0.60% *

Ratio of Net Investment Income to Average Net As0.62% *    0.48%      0.51%      0.75%        0.92% *

Portfolio Turnover Rate                         7.43% o   40.71%     50.48%     93.50%       26.41% o


 + The portfolio commenced operations on July 26, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Index 400 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's MidCap 400 Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. The Portfolio had no open futures contracts as of June 30, 2003.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $1,759,842 and $984,686, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $15,850,755. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,639,679 and gross depreciation of securities in which there was an excess of tax cost over value of $2,599,409, resulting in net depreciation of $959,730.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $867,189, which expires in the year 2010. The Portfolio also had current year deferred post-October capital losses of $4,014.

The Maxim Series Fund

Index 400 Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.76%
      1,757 L-3 Communications Holdings Inc*                              76,412
        993 Precision Castparts Corp                                      30,882
        204 Sequa Corp Class A*                                            6,997
                                                                        $114,291

AGRICULTURE --- 0.10%

      2,122 IMC Global Inc                                                14,239
                                                                         $14,239

AIR FREIGHT --- 1.37%
        906 Airborne Inc                                                  18,935
      1,547 CH Robinson Worldwide Inc                                     55,011
        897 CNF Inc                                                       22,766
        871 EGL Inc*                                                      13,239
      1,921 Expeditors International of Washington Inc                    66,543
        731 JB Hunt Transport Services Inc*                               27,595
                                                                        $204,089

AIRLINES --- 0.07%

        460 Alaska Air Group Inc*                                          9,867
                                                                          $9,867

AUTO PARTS & EQUIPMENT --- 1.37%
      1,298 ArvinMeritor Inc                                              26,194
        353 Bandag Inc                                                    13,156
        498 BorgWarner Inc                                                32,071
      1,412 Gentex Corp*                                                  43,221
      1,218 Lear Corp*                                                    56,052
        600 Modine Manufacturing Co                                       11,622
        516 Superior Industries International Inc                         21,517
                                                                        $203,833

BANKS --- 6.99%

      1,392 Associated Banc-Corp                                          51,337
      1,137 Bank of Hawaii Corp                                           37,692
      2,978 Banknorth Group Inc                                           75,999
        914 City National Corp                                            40,728
      2,243 Colonial BancGroup Inc                                        31,110
      1,349 Commerce Bancorp Inc                                          50,048
      2,365 Compass Bancshares Inc                                        82,609
      1,325 First Virginia Banks Inc                                      57,134
      1,552 FirstMerit Corp                                               35,479
        920 Greater Bay Bancorp                                           18,897
      2,914 Hibernia Corp                                                 52,918
      1,039 Independence Community Bank Corp                              29,321
      2,204 M&T Bank Corp                                                185,621
      1,275 Mercantile Bankshares Corp                                    50,210
      3,812 National Commerce Financial Corp                              84,588
        898 Provident Financial Group Inc                                 23,016
        692 Silicon Valley Bancshares*                                    16,477
      1,370 TCF Financial Corp                                            54,581
        622 Westamerica Bancorp                                           26,796
      1,228 Wilmington Trust Corp                                         36,042
                                                                      $1,040,603

BIOTECHNOLOGY --- 3.11%

        837 Charles River Laboratories International Inc*                 26,935
      3,745 Gilead Sciences Inc*                                         208,147
      2,920 IDEC Pharmaceuticals Corp*                                    99,280
      5,469 Millennium Pharmaceuticals Inc*                               86,027
      1,699 Protein Design Labs Inc*                                      23,752
      1,350 Vertex Pharmaceuticals Inc*                                   19,710
                                                                        $463,851

BROADCAST/MEDIA --- 1.28%

      1,004 Emmis Communications Corp*                                    23,042
      1,012 Entercom Communications Corp*                                 49,598
      2,031 Hispanic Broadcasting Corp*                                   51,689
      1,961 Westwood One Inc*                                             66,537
                                                                        $190,866

BUILDING MATERIALS --- 0.31%
        886 Martin Marietta Materials Inc                                 29,778
        731 York International Corp                                       17,105
                                                                         $46,883

CHEMICALS --- 2.32%

      1,322 Airgas Inc                                                    22,144
        770 Albemarle Corp                                                21,537
      1,138 Cabot Corp                                                    32,661
      2,093 Crompton Corp                                                 14,756
        718 Cytec Industries Inc*                                         24,268
        651 FMC Corp*                                                     14,732
        750 Ferro Corp                                                    16,898
        659 Imation Corp                                                  24,923
        946 Lubrizol Corp                                                 29,317
      2,930 Lyondell Chemical Co                                          39,643
        370 Minerals Technologies Inc                                     18,004
      1,077 Olin Corp                                                     18,417
      2,148 RPM Inc                                                       29,535
        934 Valspar Corp                                                  39,433
                                                                        $346,268

COMMUNICATIONS - EQUIPMENT --- 1.66%
      6,672 3Com Corp*                                                    31,225
        779 ADTRAN Inc*                                                   39,955
      1,547 Advanced Fibre Communications*                                25,170
        818 Avocent Corp*                                                 24,483
      1,012 CommScope Inc*                                                 9,614
      1,217 Harris Corp                                                   36,571
      2,118 McDATA Corp*                                                  31,071
        792 Plantronics Inc*                                              17,163
      1,838 Polycom Inc*                                                  25,475
      1,141 Powerwave Technologies Inc*                                    7,154
                                                                        $247,881

COMPUTER HARDWARE & SYSTEMS --- 1.19%
      1,334 Diebold Inc                                                   57,696
        688 InFocus Corp*                                                  3,247
      3,156 Quantum Corp*                                                 12,782
      1,287 Sandisk Corp*                                                 51,930
      1,994 Storage Technology Corp*                                      51,326
                                                                        $176,981

COMPUTER SOFTWARE & SERVICES --- 3.91%
      1,766 Activision Inc*                                               22,817
      1,544 Acxiom Corp*                                                  23,299
        560 Advent Software*                                               9,470
      1,013 Ascential Software Corp*                                      16,646
      4,918 Cadence Design Systems Inc*                                   59,311
        914 Fair Isaac Corp                                               47,025
      1,389 Gartner Inc*                                                  10,418
        881 Internet Security Systems Inc*                                12,766
      1,607 Jack Henry & Associates Inc                                   28,589
      1,255 Keane Inc*                                                    17,106
      2,090 Legato Systems Inc*                                           17,535
      1,805 MPS Group Inc*                                                12,418
      1,119 Macromedia Inc*                                               23,544
        894 Macrovision Corp*                                             17,808
      1,257 Mentor Graphics Corp*                                         18,201
      2,863 Network Associates Inc*                                       36,303
      1,175 Overture Services Inc*                                        21,303
      1,004 RSA Security  Inc*                                            10,793
        943 Retek Inc*                                                     6,035
      1,264 Reynolds & Reynolds Co Class A                                36,100
      1,728 Sybase Inc*                                                   24,036
      1,381 Synopsys Inc*                                                 85,415
      1,384 Titan Corp*                                                   14,241
        634 Transaction Systems Architects Inc Class A*                    5,681
      1,393 Wind River Systems*                                            5,307
                                                                        $582,167

CONGLOMERATES --- 0.65%

      1,569 ALLETE Inc                                                    41,657
        553 Carlisle Cos Inc                                              23,314
        740 Teleflex Inc                                                  31,487
                                                                         $96,458

DISTRIBUTORS --- 0.32%

      1,406 Fastenal Co                                                   47,720
                                                                         $47,720

ELECTRIC COMPANIES --- 3.62%
      1,686 Alliant Energy Corp                                           32,085
        589 Black Hills Corp                                              18,082
      2,322 DPL Inc                                                       37,013
      1,330 DQE Inc                                                       20,043
      1,256 Great Plains Energy Inc                                       36,273
        682 Hawaiian Electric Industries Inc                              31,270
        680 IDACORP Inc                                                   17,850
        991 NSTAR                                                         45,140
      2,491 Northeast Utilities                                           41,699
      1,446 OGE Energy Corp                                               30,901
        710 PNM Resources Inc                                             18,993
      3,150 Pepco Holdings Inc                                            60,354
      1,702 Puget Energy Inc                                              40,627
        593 WPS Resources Corp                                            23,839
      1,340 Westar Energy Inc                                             21,748
      2,164 Wisconsin Energy Corp                                         62,756
                                                                        $538,673

ELECTRONIC INSTRUMENT & EQUIP --- 2.31%
        609 Ametek Inc                                                    22,320
      1,843 Arrow Electronics Inc*                                        28,087
      2,228 Avnet Inc*                                                    28,251
      1,549 CDW Corp*                                                     70,944
      1,107 Hubbell Inc Class B                                           36,642
      1,547 KEMET Corp*                                                   15,625
        933 National Instruments Corp*                                    35,249
        694 Newport Corp*                                                 10,271
        727 Plexus Corp*                                                   8,382
      1,046 Tech Data Corp*                                               27,939
        627 Varian Inc*                                                   21,738
      2,970 Vishay Intertechnology Inc*                                   39,204
                                                                        $344,652

ELECTRONICS - SEMICONDUCTOR --- 3.64%
      8,660 Atmel Corp*                                                   21,910
        456 Cabot Microelectronics Corp*                                  23,014
      1,159 Credence Systems Corp*                                         9,817
      1,351 Cree Inc*                                                     21,994
      2,327 Cypress Semiconductor Corp*                                   27,924
      2,157 Fairchild Semiconductor Intl Inc*                             27,588
      1,300 Integrated Circuit Systems Inc                                40,859
      1,843 Integrated Device Technology Inc*                             20,365
      1,185 International Rectifier Corp*                                 31,782
      2,537 Intersil Holding Corp*                                        67,510
        852 LTX Corp*                                                      7,344
      2,332 Lam Research Corp*                                            42,466
      1,982 Lattice Semiconductor Corp*                                   16,312
      1,664 Micrel Inc*                                                   17,289
      3,751 Microchip Technology Inc                                      92,387
      3,311 RF Micro Devices Inc*                                         19,932
      1,379 Semtech Corp*                                                 19,637
        900 Silicon Laboratories Inc*                                     23,976
      2,418 TriQuint Semiconductor Inc*                                   10,059
                                                                        $542,165

ENGINEERING & CONSTRUCTION --- 0.58%
        836 Dycom Industries Inc*                                         13,627
        779 Granite Construction Inc                                      14,926
      1,008 Jacobs Engineering Group Inc*                                 42,487
      2,113 Quanta Services Inc*                                          15,002
                                                                         $86,042

FINANCIAL SERVICES --- 5.50%
      1,516 Astoria Financial Corp                                        42,342
      1,294 Eaton Vance Corp                                              40,890
        871 GATX Corp                                                     14,241
      1,714 GreenPoint Financial Corp                                     87,311
        993 IndyMac Bancorp Inc                                           25,242
      1,202 Investors Financial Services Corp                             34,870
      1,197 Legg Mason Inc                                                77,745
      1,295 Neuberger Berman Inc                                          51,683
      2,641 New York Community Bancorp Inc                                76,827
      1,672 PMI Group Inc                                                 44,876
      1,740 Radian Group Inc                                              63,771
      1,325 Roslyn Bancorp Inc                                            28,474
      1,962 SEI Investments Co                                            62,784
      4,859 Sovereign Bancorp Inc                                         76,043
        452 Universal Corp                                                19,120
      1,577 Waddell & Reed Financial Class A                              40,482
        855 Webster Financial Corp                                        32,319
                                                                        $819,020

FOOD & BEVERAGES --- 3.13%
      1,749 Constellation Brands Inc*                                     54,919
      2,545 Dean Foods Co*                                                80,168
      2,534 Hormel Foods Corp                                             60,056
        786 Interstate Bakeries Corp                                       9,982
        932 JM Smucker Co                                                 37,177
        672 Lancaster Colony Corp                                         25,980
      2,593 PepsiAmericas Inc                                             32,568
        862 Sensient Technologies Corp                                    19,817
      2,030 Smithfield Foods Inc*                                         46,528
        997 Tootsie Roll Industries Inc                                   30,399
      6,449 Tyson Foods Inc Class A                                       68,488
                                                                        $466,082

GOLD, METALS & MINING --- 0.45%
      1,931 AK Steel Holding Corp*                                         6,990
        971 Arch Coal Inc                                                 22,314
        373 Carpenter Technology Corp                                      5,819
        970 Peabody Energy Corp                                           32,582
                                                                         $67,705

HEALTH CARE RELATED --- 5.27%
      1,663 AdvancePCS*                                                   63,576
      1,012 Apria Healthcare Group Inc*                                   25,179
      1,822 Community Health Systems Inc*                                 35,146
      1,126 Covance Inc*                                                  20,381
      1,121 Coventry Health Care Inc*                                     51,745
      1,448 Express Scripts Inc Class A*                                  98,927
      1,657 First Health Group Corp*                                      45,733
      2,205 Health Net Inc*                                               72,655
        718 LifePoint Hospitals Inc*                                      15,035
      1,953 Lincare Holdings Inc*                                         61,539
      1,846 Omnicare Inc                                                  62,376
      1,565 Oxford Health Plans Inc*                                      65,777
        667 PacifiCare Health Systems Inc*                                32,903
      1,247 Patterson Dental Co*                                          56,589
      1,370 Triad Hospitals Inc*                                          34,003
      1,107 Universal Health Services Inc Class B*                        43,859
                                                                        $785,423

HOMEBUILDING --- 1.66%

      2,531 Clayton Homes Inc                                             31,764
      2,732 DR Horton Inc                                                 76,769
      1,308 Lennar Corp Class A                                           93,522
        120 Lennar Corp Class B                                            8,244
      1,310 Toll Brothers Inc*                                            37,086
                                                                        $247,385

HOTELS/MOTELS --- 0.15%

      1,679 Extended Stay America Inc*                                    22,650
                                                                         $22,650

HOUSEHOLD GOODS --- 1.50%
        830 Blyth Industries Inc                                          22,576
        736 Church & Dwight Co Inc                                        24,089
      1,745 Dial Corp                                                     33,940
      1,534 Energizer Holdings Inc*                                       48,168
      1,017 Furniture Brands International Inc*                           26,544
      1,226 Mohawk Industries Inc*                                        68,080
                                                                        $223,397

INSURANCE RELATED --- 4.48%
        964 Allmerica Financial Corp*                                     17,342
        704 AmerUs Group Co                                               19,846
      1,279 American Financial Group Inc                                  29,161
      1,721 Arthur J Gallagher & Co                                       46,811
      1,263 Brown & Brown Inc                                             41,048
      1,041 Everest Re Group Ltd                                          79,637
      2,556 Fidelity National Financial Inc                               78,623
      1,411 First American Financial Corp                                 37,180
      1,160 HCC Insurance Holdings Inc                                    34,301
        821 Horace Mann Educators Corp                                    13,243
        881 Mony Group Inc                                                23,743
      1,090 Ohio Casualty Corp*                                           14,366
      2,244 Old Republic International Corp                               76,902
      1,260 Protective Life Corp                                          33,705
        552 StanCorp Financial Group Inc                                  28,825
      1,270 Unitrin Inc                                                   34,442
      1,100 WR Berkley Corp*                                              57,970
                                                                        $667,145

INVESTMENT BANK/BROKERAGE FIRM --- 0.97%
      1,462 AG Edwards Inc                                                50,000
      6,586 E*TRADE Group Inc*                                            55,981
        870 Investment Technology Group Inc*                              16,182
      1,103 LaBranche & Co Inc                                            22,821
                                                                        $144,984

LEISURE & ENTERTAINMENT --- 1.30%
      1,363 Callaway Golf Co                                              18,019
      1,040 GTECH Holdings Corp*                                          39,156
        994 International Speedway Corp Class A                           39,273
      1,135 Mandalay Resort Group*                                        36,150
      5,504 Park Place Entertainment Corp*                                50,031
      1,656 Six Flags Inc*                                                11,228
                                                                        $193,857

MACHINERY --- 1.85%

      1,392 AGCO Corp*                                                    23,775
        806 Donaldson Co Inc                                              35,827
        857 Federal Signal Corp                                           15,057
        985 Flowserve Corp*                                               19,375
        737 Harsco Corp                                                   26,569
        661 Kennametal Inc                                                22,368
        626 Nordson Corp                                                  14,930
        922 Pentair Inc                                                   36,013
      1,489 SPX Corp*                                                     65,605
        874 Trinity Industries Inc                                        16,178
                                                                        $275,697

MANUFACTURING --- 0.09%

        353 Tecumseh Products Co Class A                                  13,523
                                                                         $13,523

MEDICAL PRODUCTS --- 2.84%
      1,974 Apogent Technologies Inc*                                     39,480
      1,146 Beckman Coulter Inc                                           46,573
      2,059 Cytyc Corp*                                                   21,661
      1,449 Dentsply International Inc                                    59,264
      1,126 Edwards Lifesciences Corp*                                    36,190
        817 Henry Schein Inc*                                             42,762
      1,150 Hillenbrand Industries Inc                                    58,018
      1,290 Steris Corp*                                                  29,786
        927 VISX Inc*                                                     16,083
      1,268 Varian Medical Systems Inc*                                   72,999
                                                                        $422,816

MISCELLANEOUS --- 0.27%

      1,089 Leucadia National Corp                                        40,424
                                                                         $40,424

OFFICE EQUIPMENT & SUPPLIES --- 0.41%
      1,096 HON Industries Inc                                            33,428
      1,339 Herman Miller Inc                                             27,061
                                                                         $60,489

OIL & GAS --- 6.82%
      1,006 Cooper Cameron Corp*                                          50,682
      2,773 ENSCO International Inc                                       74,594
      1,231 FMC Technologies Inc*                                         25,913
        854 Forest Oil Corp*                                              21,452
      2,258 Grant Prideco Inc*                                            26,532
      1,151 Hanover Compressor Co*                                        13,006
        929 Helmerich & Payne Inc                                         27,127
      1,704 Murphy Oil Corp                                               89,630
      1,550 National-Oilwell Inc*                                         34,100
      1,063 Noble Energy Inc                                              40,181
        611 Overseas Shipholding Group Inc                                13,448
      1,481 Patterson-UTI Energy Inc*                                     47,984
      2,185 Pioneer Natural Resources Co*                                 57,029
      1,134 Pogo Producing Co                                             48,479
      2,498 Pride International Inc*                                      47,012
      1,889 Smith International Inc*                                      69,402
      1,112 Tidewater Inc                                                 32,659
      2,097 Valero Energy Corp                                            76,184
      1,781 Varco International Inc*                                      34,908
      2,216 Weatherford International Ltd*                                92,850
        594 Western Gas Resources Inc                                     23,522
      3,420 XTO Energy Inc                                                68,776
                                                                      $1,015,470

PAPER & FOREST PRODUCTS --- 1.24%
      1,013 Bowater Inc                                                   37,937
        747 Glatfelter Co                                                 11,018
        907 Longview Fibre Co                                              7,437
      1,955 Packaging Corp of America*                                    36,031
        534 Potlatch Corp                                                 13,751
        778 Rayonier Inc                                                  25,674
      1,792 Sonoco Products Co                                            43,044
        891 Wausau-Mosinee Paper Corp                                      9,979
                                                                        $184,871

PERSONAL LOANS --- 0.17%
      2,890 AmeriCredit Corp*                                             24,710
                                                                         $24,710

PHARMACEUTICALS --- 2.76%

      1,227 Barr Laboratories Inc*                                        80,369
      1,552 ICN Pharmaceuticals Inc                                       26,012
      3,607 IVAX Corp*                                                    64,385
      3,385 Mylan Laboratories Inc                                       117,693
      1,289 Perrigo Co                                                    20,160
        600 Pharmaceutical Resources Inc*                                 29,196
      2,174 SICOR Inc*                                                    44,219
      1,574 Sepracor Inc*                                                 28,379
                                                                        $410,413

POLLUTION CONTROL --- 0.66%
      2,950 Republic Services Inc*                                        66,877
        800 Stericycle Inc*                                               30,784
                                                                         $97,661

PRINTING & PUBLISHING --- 2.12%
        480 Banta Corp                                                    15,538
      2,086 Belo Corp Class A                                             46,643
        820 Lee Enterprises Inc                                           30,775
        427 Media General Inc Class A                                     24,424
      1,806 Reader's Digest Association Inc Class A                       24,345
        716 Scholastic Corp*                                              21,322
        966 Valassis Communications Inc*                                  24,846
        175 Washington Post Co Class B                                   128,258
                                                                        $316,151

REAL ESTATE --- 1.64%
      1,543 AMB Property Corp REIT                                        43,466
      1,147 Hospitality Properties Trust REIT                             35,844
      1,498 Liberty Property Trust REIT                                   51,831
      1,058 Mack-Cali Realty Corp REIT                                    38,490
      1,813 New Plan Excel Realty Trust REIT                              38,708
      2,046 United Dominion Realty Trust Inc REIT                         35,232
                                                                        $243,571

RESTAURANTS --- 2.10%

      1,003 Applebee's International Inc                                  31,524
        656 Bob Evans Farms Inc                                           18,125
      1,780 Brinker International Inc*                                    64,116
        928 CBRL Group Inc                                                36,062
      1,017 Cheesecake Factory Inc*                                       36,500
      1,051 Krispy Kreme Doughnuts Inc*                                   43,280
      1,402 Outback Steakhouse Inc                                        54,678
      1,156 Ruby Tuesday Inc                                              28,588
                                                                        $312,873

RETAIL --- 5.15%

      1,303 99 Cents Only Stores*                                         44,719
      1,812 Abercrombie & Fitch Co*                                       51,479
      1,280 American Eagle Outfitters Inc*                                23,194
      1,263 BJ's Wholesale Club Inc*                                      19,021
      1,217 Barnes & Noble Inc*                                           28,052
      1,387 Borders Group Inc*                                            24,425
      1,894 CarMax Inc*                                                   57,104
      1,542 Chicos FAS Inc*                                               32,459
        888 Claire's Stores Inc                                           22,520
      2,114 Dollar Tree Stores Inc*                                       67,077
        693 Longs Drug Stores Corp                                        11,504
      1,240 Michaels Stores Inc*                                          47,194
        890 Neiman Marcus Group Inc*                                      32,574
      1,184 Payless ShoeSource Inc*                                       14,800
      2,590 Petsmart Inc*                                                 43,175
      1,613 Pier 1 Imports Inc                                            32,905
      1,445 Ross Stores Inc                                               61,759
        839 Ruddick Corp                                                  13,189
      2,636 Saks Inc*                                                     25,569
      1,080 Whole Foods Market Inc*                                       51,332
      2,170 Williams-Sonoma Inc*                                          63,364
                                                                        $767,415

SHOES --- 0.24%

        681 Timberland Co Class A*                                        35,998
                                                                         $35,998

SPECIALIZED SERVICES --- 6.02%
      2,459 Affiliated Computer Services Inc Class A*                    112,450
      2,206 BISYS Group Inc*                                              40,524
        979 Brink's Co                                                    14,264
        897 CSG Systems International Inc*                                12,675
        945 Career Education Corp*                                        64,657
        984 Catalina Marketing Corp*                                      17,368
      2,719 Ceridian Corp*                                                46,141
      1,220 Certegy Inc*                                                  33,855
      1,456 CheckFree Corp*                                               40,535
      1,580 ChoicePoint Inc*                                              54,542
      1,662 Copart Inc*                                                   15,706
        813 Corinthian Colleges Inc*                                      39,487
      2,209 DST Systems Inc*                                              83,942
      1,291 DeVry Inc*                                                    30,067
      1,375 Dun & Bradstreet Corp*                                        56,513
        651 Education Management Corp*                                    34,620
      1,593 Harte-Hanks Inc                                               30,267
        651 Kelly Services Inc Class A                                    15,266
        676 Korn/Ferry International*                                      5,476
      1,421 Manpower Inc                                                  52,705
        835 Rollins Inc                                                   15,740
      1,079 Sotheby's Holdings Inc Class A*                                8,028
        736 Sylvan Learning Systems Inc*                                  16,810
      1,376 United Rentals Inc*                                           19,113
      1,637 Viad Corp                                                     36,652
                                                                        $897,403

TELEPHONE & TELECOMMUNICATIONS --- 0.63%
      4,019 Cincinnati Bell Inc*                                          26,927
        944 Price Communications Corp*                                    12,187
      1,087 Telephone & Data Systems Inc                                  54,024
                                                                         $93,138

TEXTILES --- 0.60%

      1,677 Coach Inc*                                                    83,414
        950 Unifi Inc*                                                     5,890
                                                                         $89,304

TRANSPORTATION --- 0.50%

        762 Alexander & Baldwin Inc                                       20,216
      1,559 Swift Transportation Co Inc*                                  29,029
      1,157 Werner Enterprises Inc                                        24,528
                                                                         $73,773

UNIT INVESTMENT TRUST --- 0.74%
      1,263 S&P MidCap 400 Depositary Receipts*                          110,790
                                                                        $110,790

UTILITIES --- 2.98%

      1,157 AGL Resources Inc                                             29,434
      3,550 Aquila Inc                                                     9,159
      2,678 Energy East Corp                                              55,595
      1,141 Equitable Resources Inc                                       46,484
      1,430 MDU Resources Group Inc                                       47,891
      1,490 National Fuel Gas Co                                          38,815
      1,363 ONEOK Inc                                                     26,756
      1,517 Questar Corp                                                  50,774
      2,062 Scana Corp                                                    70,685
      2,120 Sierra Pacific Resources*                                     12,593
      1,274 Vectren Corp                                                  31,914
        897 WGL Holdings Inc                                              23,950
                                                                        $444,050

WATER --- 0.20%

      1,232 Philadelphia Suburban Corp                                    30,036
                                                                         $30,036

TOTAL COMMON STOCK --- 100%                                          $14,895,753
(Cost $14,922,429)

TOTAL INDEX 400 PORTFOLIO --- 100%                                   $14,895,753
(Cost $14,922,429)

Legend

REIT - Real Estate Investment Trust
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003